DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2019	2018
Total debt, net of deferred finance charges	1,216,933	1,272,350
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(225,254)	(75,451)
Long-term debt, net of deferred finance charges	991,679	1,196,899

Schedule of Maturities of Long-term Debt
Our outstanding debt as of December 31, 2019 is repayable as follows:

Year Ending December 31, (in thousands of $)
2020	228,186
2021	793,568
2022	57,431
2023	12,819
2024	12,836
2025 and thereafter	118,104
Total debt	1,222,944
Less: deferred finance charges	(6,011)
Total debt, net deferred finance charges	1,216,933

Schedule of Long-term Debt Instruments
As of December 31, 2019 and 2018, the maturity dates for our total debt were as follows:

(in thousands of $)	2019	2018	Maturity date
2015 Norwegian Bonds	150,000	150,000	2020
$800 million credit facility	568,000	595,000	2021
2017 Norwegian Bonds	250,000	250,000	2021
NR Satu Facility	74,113	88,863	2022
Eskimo SPV Debt*	180,831	199,237	2025
Total debt	1,222,944	1,283,100
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* This represents the total loan facility drawn down by the subsidiary of CMBL, which we consider to be a VIE. We determined that we are the primary beneficiary of this VIE as we are expected to absorb the majority of the VIEs’ losses and residual gains associated with the vessel sold and leased backed from the subsidiary of CMBL. Accordingly, the VIE and its related loan facilities are consolidated in our results. See note 2 and note 5.